Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2001

Dear Shareholder:
The six-month period ended November 30, 2001, can best be characterized as volatile and tragic, as concerns regarding economic contractions around the world were quickly supplanted by the terrorist attacks on September 11. During the spring and summer, capital spending deteriorated as corporations adjusted their expenses to reflect a much slower pace of global demand. Layoff announcements mounted, profit forecasts were cut and the sectors of the economy that had provided such robust growth during the technology boom of the late 1990s gave way to the dot-com hangover of 2001.

Although the U.S. economy had begun to show some improvement toward the end of the period, the attacks of September 11 and subsequent events reversed the trend. Unfortunately, the domestic situation is unprecedented, making it more difficult than usual to forecast the degree of an additional slowdown or the timing of an eventual recovery. However, between the U.S. Federal Reserve Board's program of monetary stimulus and the combination of fiscal tax relief and upcoming spending increases by the federal government, there is scope for optimism that the economy will improve.

Performance
For the six-month period ended November 30, 2001, Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio's Class A, B, C and D shares returned -15.17 percent, -15.45 percent, -15.41 percent and -15.07 percent, respectively. During the same period, the Morgan Stanley Capital International World Index (MSCI World Index) returned -10.50 percent.* The performance of the four classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.

The Portfolio's underperformance over the last six months was due primarily to stock selection, while its regional and sector allocations helped buffer volatility. Technology and telecommunications-related industries hurt performance to the greatest degree, while food, beverage and energy stocks helped cushion overall performance.

Portfolio Strategy
The Portfolio invests primarily in stocks compiled by the Morgan Stanley Equity Research department that are believed to demonstrate a long-term sustainable "competitive edge" versus other players in the global arena. The Portfolio's managers then translates these ideas into a portfolio of equity holdings, which is actively managed on a day-to-day basis.

----------------
* The Morgan Stanley Capital International (MSCI) World Index measures performance from a range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
Letter to the Shareholders / / November 30, 2001 CONTINUED

As of November 30, 2001, the Portfolio's assets were invested in 40 equity positions around the world. Equity holdings in the United States accounted for 66 percent of the Portfolio's net assets, with the remainder diversified among seven other countries. In descending order beginning with the largest exposure these were France, Japan, the United Kingdom, the Netherlands, Finland, Switzerland and Germany.

Included among the Portfolio's key equity positions were the following holdings:
Microsoft Corporation (packaged software), Cisco Systems (computer communications), and American Home Products (pharmaceuticals; major) in the United States; Suez (electric utilities) and Groupe Danone (food; major diversified) in France; and Heineken NV (beverages; alcoholic) in the Netherlands.

Looking Ahead
While we believe that the uncertainty inherent in the global geopolitical landscape is unlikely to diminish anytime soon, the fundamentals underlying the financial markets appear to favor long-dated asset classes. Interest rates, both in the United States and abroad, have fallen significantly as central banks have attempted to stimulate demand by providing cheap credit, while fiscal stimulus through legislated lower tax rates will continue to phase in over the next few years in the United States and Europe. Inflation, which seemed to have hit a secular low about a year ago, now seems likely to drift even lower in 2002, and commodity prices, especially that of oil, continue to trade at very stable and reasonable levels.

Typically, large-capitalization global growth stocks perform well with these underlying fundamentals in place as investors seek dominant, successful companies that can benefit most quickly from an economic recovery. With
January 3, 2002 marking the one-year anniversary of the Federal Reserve's first interest-rate cut of the current easing cycle, a cycle unique in its magnitude and velocity, it is our belief that in 2002 the odds favor an economy more supportive of long-dated investments.

We appreciate your ongoing support of Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
FUND PERFORMANCE / / NOVEMBER 30, 2001

                                    Average Annual Total Returns
   ----------------------------------------------------------------------------------------------
                     Class A*                                         Class B**
   --------------------------------------------     ---------------------------------------------
   Period Ended 11/30/01                            Period Ended 11/30/01
   -------------------------                        -------------------------
   1 Year                     (24.86)%(1) (28.80)%(2) 1 Year                   (25.39)%(1) (28.65)%(2)
   Since Inception (2/25/98)  (4.34)%(1) (5.70)%(2) Since Inception (2/25/98)  (5.04)%(1)  (5.49)%(2)

                     Class C+                                           Class D++
   ---------------------------------------------      ---------------------------------------------
   Period Ended 11/30/01                              Period Ended 11/30/01
   -------------------------                          -------------------------
   1 Year                     (25.42)%(1) (26.07)%(2) 1 Year                     (24.71)%(1)
   Since Inception (2/25/98)  (4.99)%(1)  (4.99)%(2)  Since Inception (2/25/98)  (4.14)%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 (UNAUDITED)

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            Common Stocks (95.3%)
            Finland (2.7%)
            PULP & PAPER
   700,000  UPM-Kymmene Oyj.........................  $ 23,663,588
                                                      ------------
            France (8.3%)
            ELECTRIC UTILITIES
   750,000  Suez....................................    22,667,344
                                                      ------------
            FOOD: MAJOR DIVERSIFIED
   160,000  Groupe Danone...........................    18,497,448
                                                      ------------
            MULTI-LINE INSURANCE
   700,000  AXA.....................................    15,295,140
                                                      ------------
            OIL REFINING/MARKETING
   130,000  TotalFinaElf S.A........................    16,589,137
                                                      ------------
            Total France............................    73,049,069
                                                      ------------
            Germany (2.3%)
            MOTOR VEHICLES
   620,000  Bayerische Motoren Werke (BMW) AG.......    20,542,770
                                                      ------------
            Japan (4.8%)
            ELECTRONICS/APPLIANCES
   500,000  Sony Corp...............................    23,516,555
                                                      ------------
            MOTOR VEHICLES
   500,000  Honda Motor Co..........................    18,902,291
                                                      ------------
            Total Japan.............................    42,418,846
                                                      ------------
            Netherlands (4.3%)
            BEVERAGES: ALCOHOLIC
   600,000  Heineken NV.............................    22,297,950
                                                      ------------
            FINANCIAL CONGLOMERATES
   600,000  ING Groep NV............................    15,689,160
                                                      ------------
            Total Netherlands.......................    37,987,110
                                                      ------------
            Switzerland (2.4%)
            PHARMACEUTICALS: MAJOR
   585,000  Novartis AG.............................    20,592,570
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            United Kingdom (4.8%)
            BEVERAGES: ALCOHOLIC
 2,040,000  Diageo PLC..............................  $ 21,802,500
                                                      ------------
            INTEGRATED OIL
   460,000  BP Amoco PLC (ADR)......................    20,318,200
                                                      ------------
            Total United Kingdom....................    42,120,700
                                                      ------------
            United States (65.7%)
            AEROSPACE & DEFENSE
   255,000  General Dynamics Corp...................    21,203,250
                                                      ------------
            AIR FREIGHT/COURIERS
   525,000  FedEx Corp.*............................    24,076,500
                                                      ------------
            CHEMICALS: MAJOR DIVERSIFIED
   605,000  Dow Chemical Co. (The)..................    22,687,500
                                                      ------------
            COMPUTER COMMUNICATIONS
 1,350,000  Cisco Systems, Inc.*....................    27,607,500
                                                      ------------
            COMPUTER PERIPHERALS
 1,100,000  EMC Corp.*..............................    18,469,000
                                                      ------------
            DISCOUNT STORES
   475,000  Wal-Mart Stores, Inc....................    26,196,250
                                                      ------------
            FINANCIAL CONGLOMERATES
   450,000  Citigroup, Inc..........................    21,555,000
   400,000  State Street Corp.......................    20,936,000
                                                      ------------
                                                        42,491,000
                                                      ------------
            FOOD: MAJOR DIVERSIFIED
   765,000  Kraft Foods Inc. (Class A)..............    25,336,800
   500,000  PepsiCo, Inc............................    24,315,000
                                                      ------------
                                                        49,651,800
                                                      ------------
            HOME IMPROVEMENT CHAINS
   460,000  Home Depot, Inc. (The)..................    21,463,600
                                                      ------------
            INDUSTRIAL CONGLOMERATES
   575,000  General Electric Co.....................    22,137,500
   190,000  Minnesota Mining & Manufacturing Co.....    21,770,200
   335,000  United Technologies Corp................    20,167,000
                                                      ------------
                                                        64,074,700
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            MAJOR BANKS
   560,000  Bank of New York Co., Inc...............  $ 21,974,400
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   300,000  Verizon Communications Inc..............    14,100,000
                                                      ------------
            MEDIA CONGLOMERATES
   655,000  AOL Time Warner Inc.*...................    22,859,500
                                                      ------------
            MEDICAL SPECIALTIES
   495,000  Medtronic, Inc..........................    23,403,600
                                                      ------------
            MULTI-LINE INSURANCE
    75,000  American International Group, Inc.......     6,180,000
                                                      ------------
            OILFIELD SERVICES/EQUIPMENT
   675,000  Halliburton Co..........................    14,465,250
   410,000  Schlumberger Ltd........................    19,684,100
                                                      ------------
                                                        34,149,350
                                                      ------------
            PACKAGED SOFTWARE
   460,000  Microsoft Corp.*........................    29,536,600
                                                      ------------
            PHARMACEUTICALS: MAJOR
   270,000  Abbott Laboratories.....................    14,850,000
   440,000  American Home Products Corp.............    26,444,000
   375,000  Bristol-Myers Squibb Co.................    20,160,000
   600,000  Schering-Plough Corp....................    21,438,000
                                                      ------------
                                                        82,892,000
                                                      ------------
            TELECOMMUNICATION EQUIPMENT
 1,430,000  Motorola, Inc...........................    23,795,200
                                                      ------------
            Total United States.....................   576,811,750
                                                      ------------
            Total Common Stocks
             (COST $874,704,186)....................   837,186,403
                                                      ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                VALUE

------------------------------------------------------------------

            Short-Term Investment (4.4%)
            Repurchase Agreement
$   38,929  Joint repurchase agreement account
             2.129% due 12/03/01 (dated 11/30/01;
             proceeds $38,935,907) (a)
             (COST $38,929,000).....................  $ 38,929,000
                                                      ------------

  Total Investments
   (COST $913,633,186) (B)................    99.7%  876,115,403
  Other Assets in Excess of Liabilities...     0.3     2,611,757
                                            ------  ------------
  Net Assets..............................   100.0% $878,727,160
                                            ======  ============

---------------------------------------------------

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY
        OBLIGATIONS.
   (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $74,158,776 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $111,676,559, RESULTING IN NET UNREALIZED DEPRECIATION OF $37,517,783.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT
NOVEMBER 30, 2001:
      CONTRACT           IN EXCHANGE     DELIVERY        UNREALIZED
     TO DELIVER              FOR           DATE         DEPRECIATION
----------------------------------------------------------------------
    CHF  2,367,630       $1,429,038     12/03/2001        $(12,880)

CURRENCY ABBREVIATION:

CHF  Swiss Franc.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
SUMMARY OF INVESTMENTS / / NOVEMBER 30, 2001 (UNAUDITED)

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Aerospace & Defense.....................  $ 21,203,250        2.4%
Air Freight/Couriers....................    24,076,500        2.7
Beverages: Alcoholic....................    44,100,450        5.0
Chemicals: Major Diversified............    22,687,500        2.6
Computer Communications.................    27,607,500        3.1
Computer Peripherals....................    18,469,000        2.1
Discount Stores.........................    26,196,250        3.0
Electric Utilities......................    22,667,344        2.6
Electronics/Appliances..................    23,516,555        2.7
Financial Conglomerates.................    58,180,160        6.6
Food: Major Diversified.................    68,149,248        7.8
Home Improvement Chains.................    21,463,600        2.4
Industrial Conglomerates................    64,074,700        7.3
Integrated Oil..........................    20,318,200        2.3
Major Banks.............................    21,974,400        2.5
Major Telecommunications................    14,100,000        1.6
Media Conglomerates.....................    22,859,500        2.6
Medical Specialties.....................    23,403,600        2.7
Motor Vehicles..........................    39,445,061        4.5

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Multi-Line Insurance....................  $ 21,475,140        2.4%
Oil Refining/Marketing..................    16,589,137        1.9
Oilfield Services/Equipment.............    34,149,350        3.9
Packaged Software.......................    29,536,600        3.4
Pharmaceuticals: Major..................   103,484,570       11.8
Pulp & Paper............................    23,663,588        2.7
Telecommunication Equipment.............    23,795,200        2.7
Repurchase Agreement....................    38,929,000        4.4
                                          ------------   --------
                                          $876,115,403       99.7%
                                          ============   ========

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS

------------------------------------------------------------------

Common Stocks...........................  $837,186,403       95.3%
Short-Term Investment...................    38,929,000        4.4
                                          ------------   --------
                                          $876,115,403       99.7%
                                          ============   ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
NOVEMBER 30, 2001 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $913,633,186)....................................  $ 876,115,403
Cash..............................................            511
Receivable for:
  Investments sold................................     28,700,929
  Foreign withholding taxes reclaimed.............      1,036,735
  Dividends.......................................        924,896
  Shares of beneficial interest sold..............        154,707
Deferred organizational expenses..................         34,768
Prepaid expenses and other assets.................        111,338
                                                    -------------
    Total Assets..................................    907,079,287
                                                    -------------
Liabilities:
Unrealized depreciation on open forward foreign
 currency contract................................         12,880
Payable for:
  Investments purchased...........................     25,248,241
  Shares of beneficial interest repurchased.......      1,665,262
  Distribution fee................................        702,356
  Investment management fee.......................        473,375
Accrued expenses and other payables...............        250,013
                                                    -------------
    Total Liabilities.............................     28,352,127
                                                    -------------
    Net Assets....................................  $ 878,727,160
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $1,233,111,210
Net unrealized depreciation.......................    (37,544,588)
Accumulated net investment loss...................     (4,333,316)
Accumulated net realized loss.....................   (312,506,146)
                                                    -------------
    Net Assets....................................  $ 878,727,160
                                                    =============
Class A Shares:
Net Assets........................................    $40,147,612
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      5,437,215
    Net Asset Value Per Share.....................  $        7.38
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $        7.79
                                                    =============
Class B Shares:
Net Assets........................................   $771,655,061
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    107,685,392
    Net Asset Value Per Share.....................  $        7.17
                                                    =============
Class C Shares:
Net Assets........................................    $65,506,179
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      9,116,199
    Net Asset Value Per Share.....................  $        7.19
                                                    =============
Class D Shares:
Net Assets........................................     $1,418,308
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        190,613
    Net Asset Value Per Share.....................  $        7.44
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
Financial Statements CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED)

Net Investment Loss:
Income
Dividends (net of $253,826 foreign withholding
 tax).............................................  $  5,034,617
Interest..........................................       211,130
                                                    ------------
    Total Income..................................     5,245,747
                                                    ------------
Expenses
Distribution fee (Class A shares).................        59,044
Distribution fee (Class B shares).................     4,407,491
Distribution fee (Class C shares).................       369,387
Investment management fee.........................     3,263,636
Transfer agent fees and expenses..................     1,067,352
Custodian fees....................................       155,164
Shareholder reports and notices...................        86,026
Registration fees.................................        33,192
Professional fees.................................        29,308
Organizational expenses...........................        14,076
Trustees' fees and expenses.......................         6,371
Other.............................................        16,846
                                                    ------------
    Total Expenses................................     9,507,893
                                                    ------------
    Net Investment Loss...........................    (4,262,146)
                                                    ------------
Net Realized and Unrealized Loss:
Net realized loss on:
  Investments.....................................  (151,395,719)
  Foreign exchange transactions...................       (52,082)
                                                    ------------
    Net Loss......................................  (151,447,801)
                                                    ------------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................   (28,888,042)
  Translation of forward foreign currency
   contracts, other assets and liabilities
   denominated in foreign currencies..............       112,840
                                                    ------------
    Net Depreciation..............................   (28,775,202)
                                                    ------------
    Net Loss......................................  (180,223,003)
                                                    ------------
Net Decrease......................................  $(184,485,149)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                             FOR THE SIX      FOR THE YEAR
                                            MONTHS ENDED          ENDED
                                          NOVEMBER 30, 2001   MAY 31, 2001
                                          -----------------  ---------------
                                             (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................   $   (4,262,146)   $  (11,697,147)
Net realized loss.......................     (151,447,801)     (149,145,410)
Net change in unrealized depreciation...      (28,775,202)     (241,581,557)
                                           --------------    --------------

    Net Decrease........................     (184,485,149)     (402,424,114)
                                           --------------    --------------

Distributions to Shareholders from Net
 Realized Gain:
Class A shares..........................        --               (9,583,498)
Class B shares..........................        --             (178,900,236)
Class C shares..........................        --              (14,693,470)
Class D shares..........................        --                 (264,288)
                                           --------------    --------------

    Total Distributions.................        --             (203,441,492)
                                           --------------    --------------

Net decrease from transactions in shares
 of beneficial interest.................     (169,831,044)      (86,480,293)
                                           --------------    --------------

    Net Decrease........................     (354,316,193)     (692,345,899)

Net Assets:
Beginning of period.....................    1,233,043,353     1,925,389,252
                                           --------------    --------------
End of Period (Including accumulated net
 investment losses of $4,333,316 and
 $71,170, respectively).................   $  878,727,160    $1,233,043,353
                                           ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2001 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Competitive Edge Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company, which currently consists of two separate Portfolios. The information contained in this report is for the "Best Ideas" Portfolio (the "Portfolio"). The Portfolio's investment objective is to provide long term capital growth. The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in common stocks of U.S. and non-U.S. companies included on the "Best Ideas" list, a research compilation assembled and maintained by Morgan Stanley Equity Research. The Portfolio was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Portfolio offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity Portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
Notes to Financial Statements / / November 30, 2001 (unaudited) CONTINUED

61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the respective life of the securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Currency Contracts -- The Portfolio may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Portfolio

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
Notes to Financial Statements / / November 30, 2001 (unaudited) CONTINUED records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends to Distributions to Shareholders -- The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

I. Organizational Expenses -- The Investment Manager incurred the organizational expenses of the Portfolio in the amount of approximately $140,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Portfolio pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Portfolio determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1.5 billion and 0.625% to the portion of daily net assets exceeding $1.5 billion.

3. Plan of Distribution
Shares of the Portfolio are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Portfolio has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Portfolio will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates:
(i) Class A -- up to 0.25% of the average daily net assets of Class A;
(ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
Notes to Financial Statements / / November 30, 2001 (unaudited) CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Portfolio pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Portfolio that such excess amounts, totaled approximately $62,304,000 at November 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Portfolio through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Portfolio that for the six months ended November 30, 2001, it received contingent deferred sales charges from certain redemptions of the Portfolio's Class A shares, Class B shares and Class C shares of approximately $1,233,000 and $2,500, respectively and received approximately $23,000 in front-end sales charges from sales of the Portfolio's Class A shares. The respective shareholders pay such charges which are not an expense of the Portfolio.

4. Security Transactions and Transactions With Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2001 aggregated $259,840,025 and $472,859,189, respectively.

For the six months ended November 30, 2001, the Portfolio incurred brokerage commissions of $651,288 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Portfolio. At November 30, 2001, the Portfolio's payable for investments purchased and receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $25,248,242 and $27,259,011, respectively.

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
Notes to Financial Statements / / November 30, 2001 (unaudited) CONTINUED

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Portfolio's transfer agent. At November 30, 2001, the Portfolio had transfer agent fees and expenses payable of approximately $87,100.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                   ENDED
                                    NOVEMBER 30, 2001              MAY 31, 2001
                                --------------------------  --------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................      971,924  $   7,586,064    4,269,292  $  41,623,047
Reinvestment of
 distributions................      --            --            850,688      8,447,328
Redeemed......................   (2,255,266)   (17,117,547)  (6,033,732)   (60,478,971)
                                -----------  -------------  -----------  -------------
Net decrease -- Class A.......   (1,283,342)    (9,531,483)    (913,752)   (10,408,596)
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    1,308,521      9,665,755    9,839,889    109,369,971
Reinvestment of
 distributions................      --            --         17,228,838    167,292,029
Redeemed......................  (21,352,067)  (158,667,298) (34,210,990)  (349,369,381)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......  (20,043,546)  (149,001,543)  (7,142,263)   (72,707,381)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................      138,971      1,037,096      665,261      7,830,260
Reinvestment of
 distributions................      --            --          1,456,926     14,190,460
Redeemed......................   (1,600,996)   (12,049,366)  (2,598,071)   (26,828,240)
                                -----------  -------------  -----------  -------------
Net decrease -- Class C.......   (1,462,025)   (11,012,270)    (475,884)    (4,807,520)
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................       27,900        210,184      576,448      7,424,898
Reinvestment of
 distributions................      --            --             24,932        249,075
Redeemed......................      (64,096)      (495,932)    (472,202)    (6,230,769)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class D......................      (36,196)      (285,748)     129,178      1,443,204
                                -----------  -------------  -----------  -------------
Net decrease in Fund..........  (22,825,109) $(169,831,044)  (8,402,721) $ (86,480,293)
                                ===========  =============  ===========  =============

6. Federal Income Tax Status
At May 31, 2001, the Portfolio had a net capital loss carryover of approximately $52,550,000 which will be available through May 31, 2009 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
Notes to Financial Statements / / November 30, 2001 (unaudited) CONTINUED

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. The Portfolio incurred and will elect to defer net capital and foreign currency losses of approximately $76,502,000 and $71,000, respectively during fiscal 2001.

As of May 31, 2001, the Portfolio had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Portfolio may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2001, there was an outstanding forward contract.

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                         FOR THE PERIOD
                              FOR THE SIX          FOR THE YEAR ENDED MAY 31,          FEBRUARY 25, 1998*
                             MONTHS ENDED     -------------------------------------         THROUGH
                           NOVEMBER 30, 2001     2001         2000         1999           MAY 31, 1998
                           -----------------  -----------  -----------  -----------  ----------------------
                              (UNAUDITED)
Class A Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $  8.70         $ 12.71      $ 10.84      $ 10.37           $  10.00
                                -------         -------      -------      -------           --------
Income (loss) from
 investment operations:
  Net investment income
   (loss)................         (0.01)          -            (0.01)        0.02               0.05
  Net realized and
   unrealized gain
   (loss)................         (1.31)          (2.61)        1.88         0.49               0.32
                                -------         -------      -------      -------           --------
Total income (loss) from
 investment operations...         (1.32)          (2.61)        1.87         0.51               0.37
                                -------         -------      -------      -------           --------
Less dividends and
 distributions from:
  Net investment
   income................       -                 -            -            (0.04)          -
  Net realized gain......       -                 (1.40)       -            -               -
                                -------         -------      -------      -------           --------
Total dividends and
 distributions...........       -                 (1.40)       -            (0.04)          -
                                -------         -------      -------      -------           --------

Net asset value, end of
 period..................       $  7.38         $  8.70      $ 12.71      $ 10.84           $  10.37
                                =======         =======      =======      =======           ========
Total Return+............        (15.17)%(1)     (21.87)%      17.25%        5.01%              3.70%(1)
Ratios to Average Net
 Assets:
Expenses.................          1.18%(2)(3)      1.05%(3)      1.07%(3)      1.10%(3)            1.13%(2)
Net investment income
 (loss)..................         (0.14)%(2)(3)      0.02%(3)     (0.10)%(3)      0.18%(3)            1.66%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $40,148         $58,478      $97,057      $98,784           $117,750
Portfolio turnover
 rate....................            26%(1)          51%          75%          97%                19%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
Financial Highlights CONTINUED

                                                                                                  FOR THE PERIOD
                              FOR THE SIX               FOR THE YEAR ENDED MAY 31,              FEBRUARY 25, 1998*
                             MONTHS ENDED     ----------------------------------------------         THROUGH
                           NOVEMBER 30, 2001       2001            2000            1999            MAY 31, 1998
                           -----------------  --------------  --------------  --------------  ----------------------
                              (UNAUDITED)
Class B Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $  8.48         $    12.52      $    10.76      $    10.35          $    10.00
                                -------         ----------      ----------      ----------          ----------
Income (loss) from
 investment operations:
  Net investment income
   (loss)................         (0.03)             (0.08)          (0.11)          (0.06)               0.03
  Net realized and
   unrealized gain
   (loss)................         (1.28)             (2.56)           1.87            0.50                0.32
                                -------         ----------      ----------      ----------          ----------
Total income (loss) from
 investment operations...         (1.31)             (2.64)           1.76            0.44                0.35
                                -------         ----------      ----------      ----------          ----------
Less dividends and distributions from:
  Net investment
   income................       -                  -               -                 (0.03)          -
  Net realized gain......       -                    (1.40)        -               -                 -
                                -------         ----------      ----------      ----------          ----------
Total dividends and
 distributions...........       -                    (1.40)        -                 (0.03)          -
                                -------         ----------      ----------      ----------          ----------

Net asset value, end of
 period..................       $  7.17         $     8.48      $    12.52      $    10.76          $    10.35
                                =======         ==========      ==========      ==========          ==========
Total Return+............        (15.45)%(1)        (22.48)%         16.36%           4.27%               3.50%(1)
Ratios to Average Net
 Assets:
Expenses.................          1.93%(2)(3)         1.82%(3)         1.83%(3)         1.86%(3)             1.88%(2)
Net investment income
 (loss)..................         (0.89)%(2)(3)        (0.75)%(3)        (0.86)%(3)        (0.58)%(3)             0.92%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....      $771,655         $1,082,667      $1,688,392      $1,614,229          $1,711,433
Portfolio turnover
 rate....................            26%(1)             51%             75%             97%                 19%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
Financial Highlights CONTINUED

                                                                                           FOR THE PERIOD
                              FOR THE SIX           FOR THE YEAR ENDED MAY 31,           FEBRUARY 25, 1998*
                             MONTHS ENDED     ---------------------------------------         THROUGH
                           NOVEMBER 30, 2001     2001          2000          1999           MAY 31, 1998
                           -----------------  -----------  ------------  ------------  ----------------------
                              (UNAUDITED)
Class C Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $  8.50         $ 12.55      $  10.78      $  10.35           $  10.00
                                -------         -------      --------      --------           --------
Income (loss) from
 investment operations:
  Net investment income
   (loss)................         (0.03)          (0.08)        (0.11)        (0.04)              0.03
  Net realized and
   unrealized gain
   (loss)................         (1.28)          (2.57)         1.88          0.50               0.32
                                -------         -------      --------      --------           --------
Total income (loss) from
 investment operations...         (1.31)          (2.65)         1.77          0.46               0.35
                                -------         -------      --------      --------           --------
Less dividends and
 distributions from:
  Net investment
   income................       -                 -            -              (0.03)          -
  Net realized gain......       -                 (1.40)       -             -                -
                                -------         -------      --------      --------           --------
Total dividends and
 distributions...........       -                 (1.40)       -              (0.03)          -
                                -------         -------      --------      --------           --------

Net asset value, end of
 period..................       $  7.19         $  8.50      $  12.55      $  10.78           $  10.35
                                =======         =======      ========      ========           ========
Total Return+............        (15.41)%(1)     (22.51)%       16.42%         4.44%              3.50%(1)
Ratios to Average Net
 Assets:
Expenses.................          1.93%(2)(3)      1.81%(3)       1.83%(3)       1.69%(3)            1.88%(2)
Net investment income
 (loss)..................         (0.89)%(2)(3)     (0.74)%(3)      (0.86)%(3)      (0.41)%(3)            0.91%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $65,506         $89,912      $138,694      $142,048           $176,497
Portfolio turnover
 rate....................            26%(1)          51%           75%           97%                19%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio
Financial Highlights CONTINUED

                                                                                         FOR THE PERIOD
                              FOR THE SIX          FOR THE YEAR ENDED MAY 31,          FEBRUARY 25, 1998*
                             MONTHS ENDED     -------------------------------------         THROUGH
                           NOVEMBER 30, 2001     2001         2000         1999           MAY 31, 1998
                           -----------------  -----------  -----------  -----------  ----------------------
                              (UNAUDITED)
Class D Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $  8.76         $ 12.77      $ 10.87      $ 10.38           $  10.00
                                -------         -------      -------      -------           --------
Income (loss) from
 investment operations:
  Net investment
   income................          0.00            0.05        -             0.03               0.08
  Net realized and
   unrealized gain
   (loss)................         (1.32)          (2.66)        1.90         0.51               0.30
                                -------         -------      -------      -------           --------
Total income (loss) from
 investment operations...         (1.32)          (2.61)        1.90         0.54               0.38
                                -------         -------      -------      -------           --------
Less dividends and
 distributions from:
  Net investment
   income................       -                 -            -            (0.05)          -
  Net realized gain......       -                 (1.40)       -            -               -
                                -------         -------      -------      -------           --------
Total dividends and
 distributions...........       -                 (1.40)       -            (0.05)          -
                                -------         -------      -------      -------           --------

Net asset value, end of
 period..................       $  7.44         $  8.76      $ 12.77      $ 10.87           $  10.38
                                =======         =======      =======      =======           ========
Total Return+............        (15.07)%(1)     (21.76)%      17.48%        5.26%              3.80%(1)
Ratios to Average Net
 Assets:
Expenses.................          0.93%(2)(3)      0.82%(3)      0.83%(3)      0.86%(3)            0.92%(2)
Net investment income....          0.11%(2)(3)      0.25%(3)      0.14%(3)      0.42%(3)            2.94%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....        $1,418          $1,986       $1,247       $3,611             $5,407
Portfolio turnover
 rate....................            26%(1)          51%          75%          97%                19%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                MorganStanley


TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson                                         [LOGO]
Michael E. Nugent
Philip J. Purcell
John L. Schroeder                                         MORGAN STANLEY
                                                          COMPETITIVE EDGE FUND
OFFICERS                                                 "BEST IDEAS" PORTFOLIO
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Mark Bavoso
Vice President
Robert Rossetti
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte &Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon. This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please read the prospectus of the Fund. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees.
It is available, without charge, by calling (800)
869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing. Morgan Stanley
Distributors Inc., member NASD.

Morgan Stanley Competitive Edge Fund
"Best Ideas" Portfolio>

                                            Semiannual Report November 30, 2001
                                            ___________________________________